Hewlett-Packard Company 3000 Hanover Street MS 1050 Palo Alto, CA 94304-1112

David Ritenour

Corporate Counsel

Corporate Legal Department

650.857.3059 Tel

650.857.4837 Fax

david.ritenour@hp.com

VIA EDGAR

January 27, 2010

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:          Hewlett-Packard Company

Definitive Proxy Statement on Schedule 14A

Filed on January 27, 2010

File No. 001-04423

Ladies and Gentlemen:

Attached for electronic filing with the U.S. Securities and Exchange Commission is a definitive proxy statement on Schedule 14A for Hewlett-Packard Company (“HP”).

Please contact me if you have any questions or comments about this filing.

Pursuant to Instruction 5 to Item 10 of Schedule 14A, please be advised that HP intends to register the shares of HP common stock to be issued under the Amended and Restated Hewlett-Packard Company 2004 Stock Incentive Plan under the Securities Act prior to awards being issued under the plan.  HP does not intend to register under the Securities Act the stock options to be granted under the plan as such registration is not required.

Very truly yours,

/s/ David Ritenour

David Ritenour